ACQUISITIONS & DIVESTMENTS - Asset Acquisition (Details) - Assets in Dunn County, North Dakota $ in Millions	Apr. 30, 2021 USD ($)
Asset acquisition
Effective date	Apr. 30, 2021
Total cash consideration subject to customary purchase price adjustments	$ 312.0
Asset acquisition, consideration transferred	$ 306.8